Note 8 - Related Party Transactions (Details Textual) - USD ($)				12 Months Ended
	May 21, 2020	Aug. 07, 2019	Mar. 20, 2017	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		21,500,000		1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value		$ 881,500
Michael A. Kraft [Member]
Related Party Transaction, Expenses from Transactions with Related Party				$ 180,000	$ 144,000
CEO [Member] | Consulting Fees and Out of Pocket Expenses [Member] | Accounts Payable and Accrued Liabilities [Member]
Due to Related Parties, Total				51,720	95,966
Victor Keen [Member]
Due to Related Parties, Total						$ 1,106,500	$ 971,500
Proceeds from Related Party Debt					135,000
Interest Payable						342,292
Interest Expense, Related Party					112,969
CJL [Member]
Due to Related Parties, Total						910,934	$ 775,934
Proceeds from Related Party Debt					135,000
Interest Payable						$ 351,633
Interest Expense, Related Party					$ 112,695
Matthew Hoffman [Member]
Related Party Transaction, Expenses from Transactions with Related Party				$ 42,000
Consulting Agreement, Term (Year)	1 year
Consulting Agreement, Monthly Fee	$ 6,000
Chief Executive Officer [Member]
Consulting Fee Per Day			$ 1,500
Accrued Bonuses			$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		10,000,000
Chief Executive Officer [Member] | Options Issued for Employment Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value		$ 25,000
Chief Executive Officer [Member] | Options Issued for Accrued Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value		90,869
Chief Executive Officer [Member] | Options Issued As Additional Compensation for CEO Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value		$ 294,132